CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Suzhou Photon-Matrix CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Parent [Member] CNY (¥)	Common Stock CNY (¥) shares		Common Stock Class A Ordinary Shares CNY (¥) shares		Common Stock Class B Ordinary Shares CNY (¥) shares		Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests Suzhou Photon-Matrix CNY (¥)
Beginning balance (in shares) at Dec. 31, 2021 | shares	[1]							231,237,692		0		0
Beginning balance, treasury (in shares) at Dec. 31, 2021 | shares	[1]													5,010,420
Beginning balance at Dec. 31, 2021		¥ (3,900,046)					¥ (4,097,326)	¥ 7		¥ 0		¥ 0		¥ 0	¥ 0	¥ (4,103,381)	¥ 6,048	¥ 197,280
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[2]	(1,606,682)					(1,564,164)									(1,564,164)		(42,518)
Accretion of redeemable noncontrolling interests		(714)					(714)									(714)
Combination of a subsidiary under common control (Note 3.a)		(7,178)																(7,178)
Share-based compensation (Note 22)		725,651					725,651								725,651
Add: Capital contribution		10,000
Temporary Equity, Accretion to Redemption Value, Adjustment		(354,878)					(354,878)								(354,878)
Reissuance of ordinary shares (in shares) | shares	[1]							5,010,420						(5,010,420)
Deemed Distribution From Restructuring Of Variable Interest Entity		(61,921)					(61,921)									(61,921)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	[1]							(193,216,446)		193,216,446
Re-Designation Of Ordinary Shares To Class A Ordinary Shares, Value								¥ (6)		¥ 6
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares	[1]							(43,031,666)				43,031,666
Re-Designation Of Ordinary Shares To Class B Ordinary Shares, Value								¥ (1)				¥ 1
IPO cost capitalization		(270,539)					(270,539)								(270,539)
Conversion-Lotus convertible notes payable (in shares) | shares	[1]									1,052,632
Stock Issued During Period, Value, Conversion of Convertible Securities		69,600					69,600								69,600
Geely strategic investment (in shares) | shares	[1]									2,000,000
Stock Issued During Period Value Strategic Investment		139,200					139,200								139,200
Luminar strategic investment (in shares) | shares	[1]									1,500,000
Stock Issued During Period, Value, Share Exchange		87,615					87,615								87,615
Conversion of Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	[1]									84,795,039		5,929,250
Stock Issued During Period Value Conversion Of Ordinary Shares		5,492,749					5,492,749			¥ 3					5,492,746
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders (in shares) | shares	[1]									5,870,357
Issuance Of Ordinary Shares And Warrants Value To Shareholders And Warrant Holders		30,265					30,265								30,265
Foreign currency translation adjustments, net of nil income taxes		(391,934)					(391,934)										(391,934)
Ending balance (in shares) at Dec. 31, 2022 | shares						48,960,916		0	[1]	288,434,474	[1]	48,960,916	[1]
Ending balance, treasury (in shares) at Dec. 31, 2022 | shares	[1]													0
Ending balance at Dec. 31, 2022		(34,456)					(196,396)	¥ 0		¥ 9		¥ 1		¥ 0	5,919,660	(5,730,180)	(385,886)	161,940
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[3]	(1,015,495)					(940,506)									(940,506)		(74,989)
Accretion of redeemable noncontrolling interests		0
Share-based compensation (Note 22)		174,025					174,025								174,025
Add: Capital contribution		2,990					2,990								2,990
Temporary Equity, Accretion to Redemption Value, Adjustment		0
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares) | shares										554,575
Foreign currency translation adjustments, net of nil income taxes		41,308					41,308										41,308
Ending balance (in shares) at Dec. 31, 2023 | shares					288,989,049	48,960,916				288,989,049	[4]	48,960,916	[4]
Ending balance, treasury (in shares) at Dec. 31, 2023 | shares	[4]													0
Ending balance at Dec. 31, 2023		(831,628)					(918,579)			¥ 9		¥ 1		¥ 0	6,096,675	(6,670,686)	(344,578)	86,951
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[5]	(989,870)					(932,315)									(932,315)		(57,555)
Accretion of redeemable noncontrolling interests		0	$ 0
Combination of a subsidiary under common control (Note 3.a)		(2,403)		¥ 14,360			(2,132)								(2,132)			(271)	¥ 14,360
Share-based compensation (Note 22)		133,252					133,252								133,252
Temporary Equity, Accretion to Redemption Value, Adjustment		0	0
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares) | shares	[4]									7,180,061
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (Note 21)		718					718			¥ 1					717
Repurchase of ordinary shares (in shares) | shares	[4]									(5,003,000)				5,003,000
Repurchase of ordinary shares (Note 21)		(7,435)					(7,435)							¥ (7,435)
Foreign currency translation adjustments, net of nil income taxes		(18,927)	(2,593)				(18,927)										(18,927)
Ending balance (in shares) at Dec. 31, 2024 | shares					291,166,110	48,960,916				291,166,110	[4]	48,960,916	[4]
Ending balance, treasury (in shares) at Dec. 31, 2024 | shares	[4]													5,003,000
Ending balance at Dec. 31, 2024		(1,744,895)	$ (239,051)				(1,759,660)			¥ 10		¥ 1		¥ (7,435)	6,214,270	¥ (7,603,001)	¥ (363,505)	¥ 14,765
CHANGES IN SHAREHOLDERS' DEFICIT
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		¥ 14,242					¥ 14,242								¥ 14,242

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Excludes net loss attributable to redeemable noncontrolling interests of RMB464 for the year ended December 31, 2022. Retrospectively adjusted to reflect the combination of JICA, as if the combination had been in effect since the inception of common control (refer to Note 3.a).
[3]	Retrospectively adjusted to reflect the combinations of JICA and HF EU, as if the combinations had been in effect since the inception of common control (refer to Note 3.a).
[4]	Shares outstanding for all periods reflect the adjustment for Recapitalization
[5]	Retrospectively adjusted to reflect the combination of HF EU, as if the combination had been in effect since the inception of common control (refer to Note 3.a).